Distribution Date:	10/18/21	Morgan Stanley Capital I Trust 2020-L4
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2020-L4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-14		500 North Central Expressway, Suite 261 | Plano, TX 75074
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		PO Box 4839 | Greenwich, CT 06831
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61770KAU9	1.831000%	8,600,000.00	7,385,341.68	68,260.11	11,268.80	0.00	0.00	79,528.91	7,317,081.57	30.05%	30.00%
A-SB	61770KAV7	2.624000%	15,700,000.00	15,700,000.00	0.00	34,330.67	0.00	0.00	34,330.67	15,700,000.00	30.05%	30.00%
A-2	61770KAW5	2.449000%	210,330,000.00	210,330,000.00	0.00	429,248.47	0.00	0.00	429,248.47	210,330,000.00	30.05%	30.00%
A-3	61770KAX3	2.698000%	346,721,000.00	346,721,000.00	0.00	779,544.38	0.00	0.00	779,544.38	346,721,000.00	30.05%	30.00%
A-S	61770KBA2	2.880000%	61,249,000.00	61,249,000.00	0.00	146,997.60	0.00	0.00	146,997.60	61,249,000.00	22.66%	22.63%
B	61770KBB0	3.082000%	45,678,000.00	45,678,000.00	0.00	117,316.33	0.00	0.00	117,316.33	45,678,000.00	17.15%	17.13%
C	61770KBC8	3.536000%	39,449,000.00	39,449,000.00	0.00	116,243.05	0.00	0.00	116,243.05	39,449,000.00	12.39%	12.38%
D	61770KAE5	2.500000%	23,877,000.00	23,877,000.00	0.00	49,743.75	0.00	0.00	49,743.75	23,877,000.00	9.51%	9.50%
E	61770KAG0	2.500000%	18,686,000.00	18,686,000.00	0.00	38,929.17	0.00	0.00	38,929.17	18,686,000.00	7.26%	7.25%
F	61770KAJ4	2.250000%	19,724,000.00	19,724,000.00	0.00	36,982.50	0.00	0.00	36,982.50	19,724,000.00	4.88%	4.88%
G-RR	61770KAL9	3.672851%	9,343,000.00	9,343,000.00	0.00	28,596.20	0.00	0.00	28,596.20	9,343,000.00	3.76%	3.75%
H-RR	61770KAN5	3.672851%	31,144,755.00	31,144,755.00	0.00	95,325.03	0.00	0.00	95,325.03	31,144,755.00	0.00%	0.00%
R	61770KAS4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	61770KAR6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			830,501,755.00	829,287,096.68	68,260.11	1,884,525.95	0.00	0.00	1,952,786.06	829,218,836.57

Notional Certificates
X-A	61770KAY1	1.078166%	581,351,000.00	580,136,341.68	0.00	521,236.06	0.00	0.00	521,236.06	580,068,081.57
X-B	61770KAZ8	0.553020%	146,376,000.00	146,376,000.00	0.00	67,457.32	0.00	0.00	67,457.32	146,376,000.00
X-D	61770KAA3	1.172851%	42,563,000.00	42,563,000.00	0.00	41,600.03	0.00	0.00	41,600.03	42,563,000.00
X-F	61770KAC9	1.422851%	19,724,000.00	19,724,000.00	0.00	23,386.92	0.00	0.00	23,386.92	19,724,000.00
Notional SubTotal			790,014,000.00	788,799,341.68	0.00	653,680.33	0.00	0.00	653,680.33	788,731,081.57

Deal Distribution Total					68,260.11	2,538,206.28	0.00	0.00	2,606,466.39

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing
	the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the
	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61770KAU9	858.76066047	7.93722209	1.31032558	0.00000000	0.00000000	0.00000000	0.00000000	9.24754767	850.82343837
A-SB	61770KAV7	1,000.00000000	0.00000000	2.18666688	0.00000000	0.00000000	0.00000000	0.00000000	2.18666688	1,000.00000000
A-2	61770KAW5	1,000.00000000	0.00000000	2.04083331	0.00000000	0.00000000	0.00000000	0.00000000	2.04083331	1,000.00000000
A-3	61770KAX3	1,000.00000000	0.00000000	2.24833333	0.00000000	0.00000000	0.00000000	0.00000000	2.24833333	1,000.00000000
A-S	61770KBA2	1,000.00000000	0.00000000	2.40000000	0.00000000	0.00000000	0.00000000	0.00000000	2.40000000	1,000.00000000
B	61770KBB0	1,000.00000000	0.00000000	2.56833333	0.00000000	0.00000000	0.00000000	0.00000000	2.56833333	1,000.00000000
C	61770KBC8	1,000.00000000	0.00000000	2.94666658	0.00000000	0.00000000	0.00000000	0.00000000	2.94666658	1,000.00000000
D	61770KAE5	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
E	61770KAG0	1,000.00000000	0.00000000	2.08333351	0.00000000	0.00000000	0.00000000	0.00000000	2.08333351	1,000.00000000
F	61770KAJ4	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
G-RR	61770KAL9	1,000.00000000	0.00000000	3.06070855	0.00000000	0.00000000	0.00000000	0.00000000	3.06070855	1,000.00000000
H-RR	61770KAN5	1,000.00000000	0.00000000	3.06070894	0.00000000	0.04473466	0.00000000	0.00000000	3.06070894	1,000.00000000
R	61770KAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	61770KAR6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61770KAY1	997.91062831	0.00000000	0.89659442	0.00000000	0.00000000	0.00000000	0.00000000	0.89659442	997.79321197
X-B	61770KAZ8	1,000.00000000	0.00000000	0.46084959	0.00000000	0.00000000	0.00000000	0.00000000	0.46084959	1,000.00000000
X-D	61770KAA3	1,000.00000000	0.00000000	0.97737542	0.00000000	0.00000000	0.00000000	0.00000000	0.97737542	1,000.00000000
X-F	61770KAC9	1,000.00000000	0.00000000	1.18570878	0.00000000	0.00000000	0.00000000	0.00000000	1.18570878	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	11,268.80	0.00	11,268.80	0.00	0.00	0.00	11,268.80	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	34,330.67	0.00	34,330.67	0.00	0.00	0.00	34,330.67	0.00
A-2	09/01/21 - 09/30/21	30	0.00	429,248.47	0.00	429,248.47	0.00	0.00	0.00	429,248.47	0.00
A-3	09/01/21 - 09/30/21	30	0.00	779,544.38	0.00	779,544.38	0.00	0.00	0.00	779,544.38	0.00
X-A	09/01/21 - 09/30/21	30	0.00	521,236.06	0.00	521,236.06	0.00	0.00	0.00	521,236.06	0.00
X-B	09/01/21 - 09/30/21	30	0.00	67,457.32	0.00	67,457.32	0.00	0.00	0.00	67,457.32	0.00
X-D	09/01/21 - 09/30/21	30	0.00	41,600.03	0.00	41,600.03	0.00	0.00	0.00	41,600.03	0.00
X-F	09/01/21 - 09/30/21	30	0.00	23,386.92	0.00	23,386.92	0.00	0.00	0.00	23,386.92	0.00
A-S	09/01/21 - 09/30/21	30	0.00	146,997.60	0.00	146,997.60	0.00	0.00	0.00	146,997.60	0.00
B	09/01/21 - 09/30/21	30	0.00	117,316.33	0.00	117,316.33	0.00	0.00	0.00	117,316.33	0.00
C	09/01/21 - 09/30/21	30	0.00	116,243.05	0.00	116,243.05	0.00	0.00	0.00	116,243.05	0.00
D	09/01/21 - 09/30/21	30	0.00	49,743.75	0.00	49,743.75	0.00	0.00	0.00	49,743.75	0.00
E	09/01/21 - 09/30/21	30	0.00	38,929.17	0.00	38,929.17	0.00	0.00	0.00	38,929.17	0.00
F	09/01/21 - 09/30/21	30	0.00	36,982.50	0.00	36,982.50	0.00	0.00	0.00	36,982.50	0.00
G-RR	09/01/21 - 09/30/21	30	0.00	28,596.20	0.00	28,596.20	0.00	0.00	0.00	28,596.20	0.00
H-RR	09/01/21 - 09/30/21	30	1,389.00	95,325.02	0.00	95,325.02	0.00	0.00	0.00	95,325.03	1,393.25
Totals			1,389.00	2,538,206.27	0.00	2,538,206.27	0.00	0.00	0.00	2,538,206.28	1,393.25

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	Additional Information
Total Available Distribution Amount (1)	2,606,466.39
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,552,995.04	Master Servicing Fee	7,470.31
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,198.92
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	1,119.54
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,552,995.04	Total Fees	14,788.77

Principal		Expenses/Reimbursements
Scheduled Principal	68,260.11	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	68,260.11	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,538,206.28
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	68,260.11
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,606,466.39
Total Funds Collected	2,621,255.15	Total Funds Distributed	2,621,255.16

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	829,287,097.06	829,287,097.06	Beginning Certificate Balance	829,287,096.68
(-) Scheduled Principal Collections	68,260.11	68,260.11	(-) Principal Distributions	68,260.11
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	829,218,836.95	829,218,836.95	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	829,287,097.06	829,287,097.06	Ending Certificate Balance	829,218,836.57
Ending Actual Collateral Balance	829,218,836.95	829,218,836.95

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.38)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.38)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.67%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	10,000,000 or less	15	104,202,297.85	12.57%	99	3.7421	2.186661	1.40 or less	7	128,656,132.30	15.52%	99	3.9247	0.691143
10,000,001 to 20,000,000		16	241,316,539.10	29.10%	99	3.7743	2.131852	1.41 to 1.60	5	81,040,204.65	9.77%	99	3.9802	1.482414
20,000,001 to 30,000,000		6	158,000,000.00	19.05%	99	3.7915	1.265443	1.61 to 1.80	4	125,300,000.00	15.11%	98	3.6991	1.736935
30,000,001 to 40,000,000		3	106,900,000.00	12.89%	99	3.7311	1.526511	1.81 to 2.00	7	121,185,000.00	14.61%	98	3.8604	1.942386
	40,000,001 or greater	4	218,800,000.00	26.39%	99	3.4948	2.017587	2.01 to 2.20	8	144,887,500.00	17.47%	98	3.2412	2.054997
	Totals	44	829,218,836.95	100.00%	99	3.6942	1.865464	2.21 or greater	13	228,150,000.00	27.51%	99	3.6593	2.573105
								Totals	44	829,218,836.95	100.00%	99	3.6942	1.865464
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is
	used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	4,257,500.00	0.51%	99	4.1600	2.020000
							Industrial	2	26,000,000.00	3.14%	100	3.5269	3.098462
Arizona	1	25,000,000.00	3.01%	99	3.8400	2.510000
							Lodging	3	127,040,204.65	15.32%	99	3.5533	1.054573
California	10	119,790,000.00	14.45%	99	3.7521	2.008233
							Mixed Use	7	118,981,067.00	14.35%	98	3.7631	2.244222
Connecticut	1	17,717,716.70	2.14%	99	4.2000	1.330000
							Multi-Family	17	191,235,000.00	23.06%	99	3.7765	1.914187
Florida	4	108,200,000.00	13.05%	98	3.7297	2.288706
							Office	22	237,167,295.94	28.60%	99	3.5964	1.906016
Georgia	1	56,000,000.00	6.75%	99	3.8850	(0.110000)
							Retail	10	109,716,336.36	13.23%	99	3.8319	1.832759
Illinois	1	11,450,000.00	1.38%	99	3.6300	2.720000
							Self Storage	4	19,078,933.00	2.30%	99	4.0301	2.418244
Louisiana	1	6,040,204.65	0.73%	100	4.6020	1.570000
							Totals	65	829,218,836.95	100.00%	99	3.6942	1.865464
Maine	1	864,727.27	0.10%	97	4.0150	1.720000

Michigan	15	47,235,272.73	5.70%	99	3.7824	1.471034

Mississippi	2	5,379,593.20	0.65%	99	3.9223	1.370000

Nevada	1	65,000,000.00	7.84%	98	3.1702	2.010000

New Jersey	2	76,000,000.00	9.17%	100	3.5465	2.231053

New York	17	190,000,000.00	22.91%	99	3.5352	1.858595

Oklahoma	1	9,135,000.00	1.10%	99	3.9800	1.960000

Oregon	1	5,500,000.00	0.66%	99	4.1900	1.460000

Pennsylvania	2	39,700,000.00	4.79%	98	3.8289	2.201511

Texas	2	30,748,822.40	3.71%	100	4.0484	2.157889

Virginia	1	11,200,000.00	1.35%	99	4.3600	1.600000

Totals	65	829,218,836.95	100.00%	99	3.6942	1.865464

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	2.9999% or less	4	53,900,000.00	6.50%	98	2.9405	2.119536	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.0000% to 3.4999%	3	131,000,000.00	15.80%	99	3.2860	2.209237	13 months to 24 months	44	829,218,836.95	100.00%	99	3.6942	1.865464
	3.5000% to 3.9999%	27	540,144,593.20	65.14%	99	3.7709	1.804950	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	9	98,134,039.10	11.83%	99	4.1753	1.618275	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% or greater	1	6,040,204.65	0.73%	100	4.6020	1.570000	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	829,218,836.95	100.00%	99	3.6942	1.865464	Totals	44	829,218,836.95	100.00%	99	3.6942	1.865464
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	0	0.00	0.00%	0	0.0000	0.000000	Interest Only	33	677,047,500.00	81.65%	99	3.6222	1.896092
	61 months or greater	44	829,218,836.95	100.00%	99	3.6942	1.865464	359 months or less	11	152,171,336.95	18.35%	99	4.0144	1.729195
	Totals	44	829,218,836.95	100.00%	99	3.6942	1.865464	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	44	829,218,836.95	100.00%	99	3.6942	1.865464
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		2	39,500,000.00	4.76%	98	3.9042	2.220000				None
	12 months or less	41	772,718,836.95	93.19%	99	3.7005	1.844161
	13 months to 24 months	1	17,000,000.00	2.05%	99	2.9200	2.010000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	829,218,836.95	100.00%	99	3.6942	1.865464
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
01A1-C3	30317672	LO	LasVegas	NV	Actual/360	3.170%	171,716.62	0.00	0.00	N/A	12/05/29	--	65,000,000.00	65,000,000.00	10/05/21
02A2	30317673	OF	JerseyCity	NJ	Actual/360	3.405%	170,250.00	0.00	0.00	N/A	02/05/30	--	60,000,000.00	60,000,000.00	10/05/21
03A1	30317674	MU	BocaRaton	FL	Actual/360	3.810%	158,750.00	0.00	0.00	N/A	11/06/29	--	50,000,000.00	50,000,000.00	10/06/21
03A4	30317675				Actual/360	3.810%	31,750.00	0.00	0.00	N/A	11/06/29	--	10,000,000.00	10,000,000.00	10/06/21
04R1	30317676	LO	Atlanta	GA	Actual/360	3.885%	97,125.00	0.00	0.00	N/A	01/01/30	--	30,000,000.00	30,000,000.00	10/01/21
04R2	30317677				Actual/360	3.885%	84,175.00	0.00	0.00	N/A	01/01/30	--	26,000,000.00	26,000,000.00	10/01/21
5	30317681	MF	Bronx	NY	Actual/360	3.740%	136,510.00	0.00	0.00	N/A	02/01/30	--	43,800,000.00	43,800,000.00	10/01/21
06A3	30317682	OF	NewYork	NY	Actual/360	3.610%	120,333.33	0.00	0.00	N/A	12/01/29	--	40,000,000.00	40,000,000.00	10/01/21
07A3-C3	30317683	OF	NewYork	NY	Actual/360	2.950%	23,231.25	0.00	0.00	N/A	12/06/29	--	9,450,000.00	9,450,000.00	10/06/21
07A3-C4	30317684				Actual/360	2.950%	23,231.25	0.00	0.00	N/A	12/06/29	--	9,450,000.00	9,450,000.00	10/06/21
07A3-C7	30317685				Actual/360	2.950%	44,250.00	0.00	0.00	N/A	12/06/29	--	18,000,000.00	18,000,000.00	10/06/21
8	30317686	OF	Various	MI	Actual/360	3.688%	103,264.00	0.00	0.00	N/A	02/06/30	--	33,600,000.00	33,600,000.00	10/06/21
9	30317687	MF	Bronx	NY	Actual/360	3.920%	108,780.00	0.00	0.00	N/A	01/01/30	--	33,300,000.00	33,300,000.00	10/01/21
10	30317688	RT	SanJose	CA	Actual/360	3.595%	80,887.50	0.00	0.00	N/A	11/01/29	--	27,000,000.00	27,000,000.00	10/01/21
11	30504784	MF	Tucson	AZ	Actual/360	3.840%	80,000.00	0.00	0.00	N/A	01/06/30	--	25,000,000.00	25,000,000.00	10/06/21
12A1	30317689	RT	Milpitas	CA	Actual/360	3.694%	76,958.33	0.00	0.00	N/A	02/06/30	--	25,000,000.00	25,000,000.00	10/06/21
13	30317691	MF	Philadelphia	PA	Actual/360	3.843%	80,062.50	0.00	0.00	N/A	12/06/29	--	25,000,000.00	25,000,000.00	10/06/21
14	30317692	IN	Davie	FL	Actual/360	3.580%	59,666.67	0.00	0.00	N/A	02/06/30	--	20,000,000.00	20,000,000.00	10/06/21
15	30317693	OF	Houston	TX	Actual/360	3.900%	62,400.00	0.00	0.00	N/A	02/06/30	--	19,200,000.00	19,200,000.00	10/06/21
16	30317694	OF	Shelton	CT	Actual/360	4.200%	62,106.99	27,138.64	0.00	N/A	01/06/30	--	17,744,855.34	17,717,716.70	10/06/21
17	30317695	MU	Miami	FL	Actual/360	3.570%	51,616.25	0.00	0.00	N/A	02/06/30	--	17,350,000.00	17,350,000.00	10/06/21
18	30317696	MF	KewGardens	NY	Actual/360	2.920%	41,366.67	0.00	0.00	N/A	01/01/30	--	17,000,000.00	17,000,000.00	10/01/21
19	30317697	MF	Whittier	CA	Actual/360	3.727%	51,246.25	0.00	0.00	N/A	12/06/29	--	16,500,000.00	16,500,000.00	10/06/21
20	30317698	MF	Belmar	NJ	Actual/360	4.077%	54,360.00	0.00	0.00	N/A	01/06/30	--	16,000,000.00	16,000,000.00	10/06/21
21	30317699	RT	Philadelphia	PA	Actual/360	3.805%	46,611.25	0.00	0.00	N/A	12/01/29	--	14,700,000.00	14,700,000.00	10/01/21
22	30317700	Various Various		Various	Actual/360	4.015%	48,514.58	0.00	0.00	N/A	11/06/29	--	14,500,000.00	14,500,000.00	10/06/21
23	30317701	Various Various		NY	Actual/360	4.180%	45,283.33	0.00	0.00	N/A	02/01/30	--	13,000,000.00	13,000,000.00	10/01/21
24	30317702	RT	Indio	CA	Actual/360	3.950%	40,487.50	0.00	0.00	N/A	01/01/30	--	12,300,000.00	12,300,000.00	10/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
25	30505023	OF	Houston	TX	Actual/360	4.295%	41,420.67	23,890.64	0.00	N/A	02/01/30	--	11,572,713.04	11,548,822.40	10/01/21
26	30317703	MU	Chicago	IL	Actual/360	3.630%	34,636.25	0.00	0.00	N/A	01/01/30	--	11,450,000.00	11,450,000.00	10/01/21
27	30317704	RT	Richmond	VA	Actual/360	4.360%	40,693.33	0.00	0.00	N/A	01/01/30	--	11,200,000.00	11,200,000.00	10/01/21
28	30317705	MU	Jacksonville	FL	Actual/360	3.817%	34,512.04	0.00	0.00	N/A	02/06/30	--	10,850,000.00	10,850,000.00	10/06/21
29	30317706	MU	Clovis	CA	Actual/360	3.530%	29,416.67	0.00	0.00	N/A	01/01/30	--	10,000,000.00	10,000,000.00	10/01/21
30	30317707	MF	OklahomaCity	OK	Actual/360	3.980%	30,297.75	0.00	0.00	N/A	01/01/30	--	9,135,000.00	9,135,000.00	10/01/21
31	30317708	RT	SouthLakeTahoe	CA	Actual/360	3.962%	25,918.08	0.00	0.00	N/A	02/06/30	--	7,850,000.00	7,850,000.00	10/06/21
32	30317709	SS	Ontario	CA	Actual/360	3.920%	22,997.33	0.00	0.00	N/A	01/01/30	--	7,040,000.00	7,040,000.00	10/01/21
33	30317710	LO	Chalmette	LA	Actual/360	4.602%	23,197.14	8,594.22	0.00	N/A	02/06/30	--	6,048,798.87	6,040,204.65	10/06/21
34	30317711	IN	LongIslandCity	NY	Actual/360	3.350%	16,750.00	0.00	0.00	N/A	02/01/30	--	6,000,000.00	6,000,000.00	10/01/21
35	30317712	RT	Visalia	CA	Actual/360	3.858%	18,421.95	0.00	0.00	N/A	02/01/30	--	5,730,000.00	5,730,000.00	10/01/21
36	30317713	OF	Jackson	MS	Actual/360	3.922%	17,612.06	8,636.61	0.00	N/A	01/01/30	--	5,388,229.81	5,379,593.20	10/01/21
37	30317714	MF	Portland	OR	Actual/360	4.190%	19,204.17	0.00	0.00	N/A	01/01/30	--	5,500,000.00	5,500,000.00	10/01/21
38	30317715	MU	SanDiego	CA	Actual/360	4.160%	15,288.00	0.00	0.00	N/A	02/06/30	--	4,410,000.00	4,410,000.00	10/06/21
39	30317716	RT	Saraland	AL	Actual/360	4.160%	14,759.33	0.00	0.00	N/A	01/01/30	--	4,257,500.00	4,257,500.00	10/01/21
40	30317717	SS	Ontario	CA	Actual/360	3.920%	12,936.00	0.00	0.00	N/A	01/01/30	--	3,960,000.00	3,960,000.00	10/01/21
Totals							2,552,995.04	68,260.11	0.00				829,287,097.06	829,218,836.95
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1-C3	236,033,260.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
02A2	20,517,126.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
03A1	9,434,649.56	2,139,096.68	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
03A4	9,434,649.56	2,139,096.68	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
04R1	1,968,967.04	25,304.14	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
04R2	1,968,967.04	25,304.14	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,685,181.63	2,930,863.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
06A3	16,061,965.80	28,579,214.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
07A3-C3	84,813,538.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
07A3-C4	84,813,538.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
07A3-C7	84,813,538.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,654,182.01	2,075,019.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,150,822.67	1,956,814.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,161,057.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,791,940.01	8,837,015.39	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A1	3,496,821.83	3,561,677.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,099,207.27	2,319,116.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,287,785.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,321,959.92	2,429,552.36	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,282,367.60	1,521,683.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,405,423.54	1,728,587.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,092,773.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,164,703.62	1,157,692.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,281,973.32	1,341,303.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,109,127.64	1,215,763.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,108,615.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,434,513.26	1,336,247.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	1,907,877.86	1,458,627.76	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,106,058.65	1,236,235.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	983,023.95	833,683.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	864,921.06	997,820.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,228,009.37	1,232,677.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	744,695.75	725,743.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	325,614.75	617,208.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	688,975.64	765,002.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	485,172.32	669,134.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	714,487.29	765,995.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	487,845.07	533,490.31	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	559,113.50	579,087.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	375,575.78	350,699.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	183,337.85	182,380.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	324,418.16	364,205.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	429,430.57	462,155.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	597,797,215.89	77,093,501.44				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹									Prepayments				Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications			Curtailments		Payoff		Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		#	Amount	#	Amount		Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.694205%	3.672805%	99
09/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.694250%	3.672851%	100
08/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.694292%	3.672893%	101
07/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.694335%	3.672934%	102
06/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.694380%	3.672979%	103
05/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.694421%	3.673021%	104
04/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.694466%	3.673066%	105
03/17/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.694508%	3.673107%	106
02/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.694559%	3.673158%	107
01/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.694600%	3.673199%	108
12/17/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.694641%	3.673239%	109
11/18/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00	3.694685%	3.673283%	110
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon			1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon			2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0		0
0 - 6 Months		0	0		0		0
7 - 12 Months		0	0		0		0
13 - 24 Months		0	0		0		0
25 - 36 Months		0	0		0		0
37 - 48 Months		0	0		0		0
49 - 60 Months		0	0		0		0
> 60 Months		829,218,837	829,218,837		0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Oct-21	829,218,837	829,218,837	0		0	0	0
Sep-21	829,287,097	829,287,097	0		0	0	0
Aug-21	829,350,315	829,350,315	0		0	0	0
Jul-21	829,413,302	829,413,302	0		0	0	0
Jun-21	829,480,876	829,480,876	0		0	0	0
May-21	829,543,387	829,543,387	0		0	0	0
Apr-21	829,610,503	829,610,503	0		0	0	0
Mar-21	829,672,541	829,672,541	0		0	0	0
Feb-21	829,748,898	829,748,898	0		0	0	0
Jan-21	829,810,432	829,810,432	0		0	0	0
Dec-20	829,871,742	829,871,742	0		0	0	0
Nov-20	829,937,699	829,937,699	0		0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27